Subsequent Event (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended
	Apr. 09, 2021	Feb. 28, 2021	Mar. 31, 2021	Mar. 31, 2020
Ordinary shares issued, shares		6,947,272
Gross proceeds from sale of ordinary shares		$ 12,300	$ 1,598
Ordinary Shares [Member]
Ordinary shares issued, shares				483,930
Subsequent Event [Member] | Purchase Agreement [Member]
Ordinary shares issued, shares	6,901,790
Gross proceeds from sale of ordinary shares	$ 26,400
Subsequent Event [Member] | Purchase Agreement [Member] | Pre-funded Warrants [Member]
Warrants to purchase of ordinary shares	8,050,000
Warrants price per share	$ 1.89
Subsequent Event [Member] | Purchase Agreement [Member] | Ordinary Shares [Member]
Ordinary shares, par value	$ 0.01
Subsequent Event [Member] | Purchase Agreement [Member] | Investors [Member]
Ordinary shares issued, shares	5,150,265
Share price	$ 1.90
Subsequent Event [Member] | Purchase Agreement [Member] | Option [Member] | Underwriters [Member]
Ordinary shares issued, shares	1,751,525